Long-Term Loans, Net of Current Maturities - Schedule of Total Amount to be Paid by the Company (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Payment schedule
2026	$ 148
2027	128
2028	128
2029	128
2030 - 2034 (*)	588	[1]
Total	$ 1,120

[1]	The total amount to be repaid by the Company every year from 2030 until 2034.